Tax	12 Months Ended
Dec. 31, 2019
Tax
Tax

7 Tax

	2019	2018*	2017*
	£m	£m	£m
Current tax
Charge for the year	(673)	(1,025)	(925)
Over provision in respect of prior years	122	125	227
	(551)	(900)	(698)
Deferred tax
Credit/(charge) for the year	38	(280)	108
Increase/(reduction) in the carrying value of deferred tax assets	62	7	(30)
Over/(under) provision in respect of prior years	19	(35)	(111)
Tax charge for the year	(432)	(1,208)	(731)

*Restated for IAS12 ‘Income taxes’. Refer to Accounting policy 1, Other amendments to IFRS.

The actual tax charge differs from the expected tax charge computed by applying the standard rate of UK corporation tax of 19% (2018 – 19%; 2017 – 19.25%) as follows:

	2019	2018 *	2017*
	£m	£m	£m
Expected tax charge	(804)	(638)	(431)
Losses and temporary differences in year where no deferred tax asset recognised	(4)	(55)	(303)
Foreign profits taxed at other rates	23	(8)	104
UK tax rate change impact	—	—	(7)
Items not allowed for tax:
- losses on disposals and write-downs	(71)	(44)	(69)
- UK bank levy	(26)	(38)	(45)
- regulatory and legal actions	(165)	(203)	(56)
- other disallowable items	(62)	(63)	(110)
Non-taxable items:
- Alawwal bank merger gain disposal	215	—	—
- FX recycling on the liquidation of RFS Holdings	279	—	—
- other non-taxable items	80	47	134
Taxable foreign exchange movements	(1)	(27)	27
Losses brought forward and utilised	27	14	11
Increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	129	7	(30)
- Ireland losses	(67)	—	—
Banking surcharge	(199)	(357)	(165)
Tax on paid-in equity	73	67	93
Adjustments in respect of prior years (1)	141	90	116
Actual tax charge	(432)	(1,208)	(731)

*Restated for IAS12 ‘Income taxes’. Refer to Accounting policy 1, Other amendments to IFRS.

Note:

(1)

Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities. Current taxation balances include provisions in respect of uncertain tax positions, in particular in relation to restructuring and other costs where the taxation treatment remains subject to agreement with the relevant tax authorities.

Judgment: Tax contingencies

RBS Group’s income tax charge and its provisions for income taxes necessarily involve a degree of estimation and judgement. The tax treatment of some transactions is uncertain and tax computations are yet to be agreed with the tax authorities in a number of jurisdictions. RBS Group recognises anticipated tax liabilities based on all available evidence and, where appropriate, in the light of external advice. Any difference between the final outcome and the amounts provided will affect current and deferred income tax charges in the period when the matter is resolved.

Deferred tax

	2019	2018
	£m	£m
Deferred tax asset	(1,011)	(1,412)
Deferred tax liability	266	454
Net deferred tax asset	(745)	(958)

					Tax
		Accelerated			losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2018	(393)	192	(266)	198	(939)	51	(1,157)
Implementation of IFRS 9 on 1 January 2018	—	—	—	16	—	—	16
(Credit)/charge to income statement	(40)	22	121	154	5	46	308
(Credit)/charge to other comprehensive income	(95)	1	—	(23)	—	33	(84)
Currency translation and other adjustments	—	5	(14)	4	(2)	(34)	(41)
At 1 January 2019	(528)	220	(159)	349	(936)	96	(958)
Implementation of IFRS16 on 1 January 2019	—	—	—	—	—	(60)	(60)
Acquisitions and disposals of subsidiaries	(1)	(1)	—	18	—	—	16
Charge/(credit) to income statement	28	(43)	41	(81)	(28)	(36)	(119)
Charge/(credit) to other comprehensive income	362	—	—	30	—	(20)	372
Currency translation and other adjustments	—	(4)	—	(1)	13	(4)	4
At 31 December 2019	(139)	172	(118)	315	(951)	(24)	(745)

Deferred tax assets in respect of unused tax losses are recognised if the losses can be used to offset probable future taxable profits after taking into account the expected reversal of other temporary differences. Recognised deferred tax assets in respect of tax losses are analysed further below.

	2019	2018
	£m	£m
UK tax losses carried forward
- NWM Plc	75	151
- NWB Plc	530	505
- RBS Plc	150	—
- Ulster Bank Limited	15	19
Total	770	675
Overseas tax losses carried forward
- Ulster Bank Ireland DAC	181	261
	951	936

Critical accounting policy: Deferred Tax

RBS Group has recognised a deferred tax asset of £1,011 million (31 December 2018 - £1,412 million) principally comprises losses that arose in the UK, temporary differences, and a deferred tax liability of £266 million (31 December 2018 - £454 million). This includes amounts recognised in respect of UK trading losses of £770 million (31 December 2018 - £675 million). Deferred tax assets are recognised to the extent that it is probable that there will be future taxable profits to recover them.

Judgment - RBS Group has considered the carrying value of deferred tax assets and concluded that, based on management’s estimates, sufficient taxable profits will be generated in future years to recover recognised deferred tax assets.

Estimate -These estimates are partly based on forecast performance beyond the horizon for management’s detailed plans. They have regard to inherent uncertainties, such as Brexit and climate change. The deferred tax asset in NWM Group is supported by way of future reversing temporary timing differences on which deferred tax liabilities are recognised at 31 December 2019.

UK tax losses – Under UK tax rules, tax losses can be carried forward indefinitely.  As the recognised tax losses in RBS Group arose prior to 1 April 2015, credit in future periods is given against 25% of profits at the main rate of UK corporation tax, excluding the Banking Surcharge 8% rate introduced by The Finance (No. 2) Act 2015.  Deferred tax assets and liabilities at 31 December 2019 take into account the reduced rates in respect of tax losses and temporary differences and where appropriate, the banking surcharge inclusive rate in respect of other banking temporary differences.

NWM Plc - NWM Plc expects that the balance of recognised deferred tax asset at 31 December 2019 of £75 million (2018 - £151 million) in respect of tax losses amounting to approximately £400 million will be recovered by the end of 2025. The movement in the current financial year reflects a £76 million decrease in the carrying value of the deferred tax asset, driven primarily by a decrease in forecast future taxable profits as a result of the strategic review of the NWM franchise. During the year, agreement was reached to transfer tax losses of £5,438 million to NWB Plc and RBS plc, as a consequence of the ring fencing regulations. Of the losses remaining, £5,109 million have not been recognised in the deferred tax balance at 31 December 2019;  such losses will be available to offset 25% of future taxable profits in excess of those forecast in the closing deferred tax asset.

NWB Plc – A deferred tax asset of £530 million has been recognised in respect of total losses of £3,109 million. The losses arose principally as a result of significant impairment and conduct charges between 2009 and 2012 during challenging economic conditions in the UK banking sector. NWB Plc returned to tax profitability during 2015 and expects the deferred tax asset to be consumed by future taxable profits by the end of 2025. During the year, losses of £881 million were transferred from NWM Plc as a consequence of the ring fencing regulations. These losses have not been recognised in the deferred tax balance at 31 December 2019.

RBS plc – A deferred tax asset of £206 million was recognised in respect of losses transferred of £1,161 million from NatWest Markets Plc as a consequence of the ring fencing regulations , with £56 million of the deferred tax asset utilised to reduce current tax expense, leaving a balance of recognised deferred tax asset at 31 December 2019 of £150 million recovered by the end of 2025. The remaining losses transferred of £3,396 million have not been recognised in the deferred tax balance at 31 December 2019; such losses will be available to offset 25% of future taxable profits.

Overseas tax losses

UBI DAC – A deferred tax asset of £181 million has been recognised in respect of losses of £1,447 million of total losses of £8,334 million carried forward at 31 December 2019. The losses arose principally as a result of significant impairment charges between 2008 and 2013 during challenging economic conditions in the Republic of Ireland. The movement in the current financial year reflects a £67m reduction in the carrying value of the deferred tax asset and £:€ exchange differences.  As UBIDAC continues to operate in a small open economy subject to short term volatility and extended non-performing loan realisation periods the company expects, in assessing its deferred tax asset on tax losses, that they will be consumed by future taxable profits by the end of 2028.

NatWest Market N.V. (NWM N.V.) - NWM N.V. Group management has considered that there are significant changes to NWM N.V. Group's activities compared to prior years as NWM N.V. has re-purposed its banking licence and new business was transferred to NWM N.V. during 2019. NWM N.V. Group management did not recognise deferred tax asset in respect of losses carried forward at 31 December 2019 due to the implications from the wider strategic review of the NWM franchise and the uncertainty in respect of Brexit.

Unrecognised deferred tax

Deferred tax assets of £4,653 million (2018 - £5,118 million; 2017 - £6,356, million) have not been recognised in respect of tax losses and other temporary differences carried forward of £23,555 million (2018 - £25,597 million; 2017 - £30,049 million) in jurisdictions where doubt exists over the availability of future taxable profits. Of these losses and other temporary differences, £839 million expire within five years and £4,798 million thereafter. The balance of tax losses and other temporary differences carried forward has no expiry date.

Deferred tax liabilities of £262 million (2018 - £257 million; 2017 - £255 million) have not been recognised in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of overseas branches. Retained earnings of overseas subsidiaries are expected to be reinvested indefinitely or remitted to the UK free from further taxation. No taxation is expected to arise in the foreseeable future in respect of held-over gains. Changes to UK tax legislation largely exempts from UK tax, overseas dividends received on or after 1 July 2009.